Summary of Significant Accounting Policies (Details) - USD ($)									3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 15, 2024	Nov. 13, 2024	Oct. 11, 2024	Mar. 27, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	Dec. 14, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Mar. 20, 2025	Sep. 30, 2024
Summary of Significant Accounting Policies
Warrants excluded from calculation of EPS									3,240,397	1,617,912	3,047,807	1,596,761	1,901,382		1,438,552
Southport Acquisition Corp
Summary of Significant Accounting Policies
Cash									$ 328,610		$ 328,610		$ 494,974	$ 2,171,553
Cash equivalents									0		0		0	0
Redemption price per share		$ 11.15
Aggregate redemption amount		$ 12,543,118				$ 197,694,657
Plus: Trust Account withdrawals for tax payments												$ 489,119	489,119	2,287,729
Proceeds from marketable securities held in Trust Account												32,703,710	45,246,828	199,982,386
Warrant liability									5,797,850		$ 5,797,850		$ 4,639,000	$ 580,500
Number of shares remaining											37,987		37,987	4,150,065
Marketable securities held in Trust Account									438,166		$ 438,166		$ 429,151	$ 44,709,805				$ 12,895,117
Less: Remeasurement of Class A redeemable shares to redemption value									4,521	$ 163,615	9,015	723,522	966,174	6,707,678
Amount of franchise tax accrual													219,400			$ 18,746
Franchise tax													200,000			16,400	$ 18,746
Amount of interest and penalties													19,400			$ 2,346
Unrecognized tax benefits other than franchise tax									0		0
Amounts accrued for interest and penalties other than franchise tax									0		0
Federal depository insurance coverage									$ 250,000		$ 250,000		250,000
Southport Acquisition Corp | Initial Public Offering, Over-Allotment and the Private Placement
Summary of Significant Accounting Policies
Proceeds from sale of Units, net of underwriting discounts paid								$ 234,600,000
Maturity term of U.S. government securities								185 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination								100.00%
Southport Acquisition Corp | Class A common stock
Summary of Significant Accounting Policies
Redemption price per share									$ 10.49		$ 10.49
Aggregate redemption amount											$ 197,694,657
Southport Acquisition Corp | Class A common stock subject to redemption
Summary of Significant Accounting Policies
Holders of number of shares exercised the right to redeem the shares		1,125,126	985,170		2,986,952		18,849,935				18,849,935
Redemption price per share		$ 11.15	$ 11.08		$ 10.79		$ 10.49
Aggregate redemption amount		$ 12,543,118			$ 32,214,591	197,694,657	$ 197,694,657						(44,757,709)	197,694,657
Plus: Trust Account withdrawals for tax payments													489,119	2,287,729
Proceeds from marketable securities held in Trust Account	$ 12,543,118			$ 32,214,591		$ 197,694,657
Number of shares redeemed	1,125,126	1,125,126		2,986,952	2,986,952	18,849,935
Class A common stock subject to possible redemption									$ 438,166	12,729,617	$ 438,166	12,729,617	429,151	44,709,805	$ 237,984,513
Less: Remeasurement of Class A redeemable shares to redemption value											(9,015)		(966,174)	$ (6,707,678)
Accretion of Class A redeemable shares to redemption value									$ 4,521	$ 163,615	$ 9,015	$ 723,522	$ 966,174